Morgan Creek Series Trust

August 29, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:       Office of Filings, Information & Consumer Services

Re:	Morgan Creek Series Trust (the “Registrant” or the “Fund”)
File Nos. 333-184160, 811-22754

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of Trust’s prospectus dated August 15, 2013 as filed on August 16, 2013 pursuant to Rule 497(c).

Very truly yours,

/s/ David James

David James

Secretary